ORGANIZATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

Sea Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on May 8, 2009 and conducts its business primarily through its subsidiaries and variable interest entities (“VIEs”) in markets including Southeast Asia, Taiwan and Latin America. The Company is principally engaged in the digital entertainment, e-commerce and digital financial service businesses.

(a)	As of December 31, 2023, significant subsidiaries of the Company include the following entities:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2022	2023

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Sea Services Limited (formerly known as Sea Capital Limited)	January 30, 2020	Cayman Islands	100	100	Investment holding company

Sea Services Holdings Limited (formerly known as SEA Capital C1 Holdings Limited)	June 30, 2021	Cayman Islands	100	100	Investment holding company

(b)	VIE structure

A VIE is a legal entity that has either a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. The Company’s variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company consolidates a VIE when it is deemed to be the primary beneficiary. The Company assesses whether it is the primary beneficiary of a VIE on an ongoing basis.

(i)	Contractual arrangements that give the Company control of the VIEs

The Company operates in various markets that have certain restrictions on foreign ownership of local companies. To comply with these foreign ownership restrictions, the Company conducts certain businesses through VIEs using contractual agreements (the “VIE Agreements”).

The following is a summary of the key terms of the VIE Agreements that were signed amongst the primary beneficiary and the respective shareholders of the VIEs (collectively the “VIE Shareholders”):

Loan Agreements

In order to ensure that the VIE Shareholders are able to provide capital to each of these VIEs in order to develop its business, the primary beneficiary has entered into loan agreements with each VIE Shareholder.

Pursuant to the loan agreements, the primary beneficiary has granted loans to the VIE Shareholders that may only be used for the purpose of acquiring equity interests in or contributing to the registered capital of these VIEs. The time and manner for repayment of the loans are at the sole discretion of the primary beneficiary. The loans may be repaid only by transferring all of the VIE Shareholders’ equity interests in the VIE to the primary beneficiary or their respective designee upon exercise of the option under the exclusive option agreement. The loan agreements also prohibit the VIE Shareholders from assigning or transferring to any third party, or from creating or causing any security interest to be created on, any part of their equity interests in these entities. In the event that the respective VIE Shareholders sell their equity interests to the primary beneficiary or their respective designee at a price which is equal to or lower than the principal amount of the loan, the loan will be interest-free. If the price is higher than the principal amount of the loans, the excess amount will be deemed to be interest on the loans payable by the VIE Shareholders to the primary beneficiary.

Exclusive Option Agreements

In order to ensure that the Company is able to acquire all of the equity interests in the VIEs at its discretion, the primary beneficiary has entered into exclusive option agreements with the respective VIE Shareholders. Each option is exercisable by the primary beneficiary at any time, provided that doing so is not prohibited by law. The exercise price under each option is the minimum amount required by law and any proceeds obtained by the respective VIE Shareholders through the transfer of their equity interests in these VIEs shall be used for the repayment of the loan provided in accordance with the loan agreements.

During the terms of the exclusive option agreements, the VIE Shareholders will not grant a similar right or transfer any of the equity interests in these VIEs to any party other than the primary beneficiary or their respective designee, nor will it pledge, create or permit any security interest or similar encumbrance to be created on any of the equity interests. The VIEs cannot declare any profit distributions or grant loans in any form without the prior consent of the primary beneficiary. The VIE Shareholders must remit in full any funds received from the VIEs to the primary beneficiary or their respective designee in the event any distributions are made by the VIEs.

The exclusive option agreements will remain in effect until the respective VIE Shareholder has transferred such shareholder’s equity interests in the VIEs to the primary beneficiary or their respective designee.

Powers of Attorney

In order to ensure that the Company is able to make all of the decisions concerning the VIEs, the primary beneficiary has entered into powers of attorney with the shareholders of these VIEs. Pursuant to the powers of attorney, each VIE Shareholder has irrevocably appointed the primary beneficiary as their attorney-in-fact to act for all matters pertaining to such shareholding in these VIEs and to exercise all of their rights as shareholders, including but not limited to attending shareholders’ meetings and designating and appointing directors, supervisors, the chief executive officer and other senior management members of these entities, and selling, transferring, pledging or disposing the shares of these entities. The primary beneficiary may authorize or assign its rights to any other person or entity at its sole discretion without prior notice to or prior consent from the VIE Shareholders of these VIEs.

Each power of attorney remains in effect until the VIE Shareholder ceases to hold any equity interest in the respective VIE.

Equity Interest Pledge Agreements
In order to secure the performance of the VIEs and the VIE Shareholders under the contractual arrangements, each of the VIE Shareholders of the VIEs has pledged all of their shares to the primary beneficiary. These pledges secure the contractual obligations and indebtedness of the VIE Shareholders, including all penalties, damages and expenses incurred by the primary beneficiary in connection with the contractual arrangements, and all other payments due and payable to the primary beneficiary by the respective VIEs under the exclusive business cooperation agreements and by the VIE Shareholders under the loan agreements, exclusive option agreements, and powers of attorney. Should the VIEs or their respective VIE Shareholders breach or default under any of the contractual arrangements, the primary beneficiary has the right to require the transfer of the respective VIE Shareholders’ pledged equity interests in the VIEs to the primary beneficiary or their respective designee, to the extent permitted by laws, or require a sale of the pledged equity interests and has priority in any proceeds from the auction or sale of such pledged interests. Moreover, the primary beneficiary has the right to collect any and all dividends in respect of the pledged equity interests during the term of the pledge.

Unless the respective VIEs have fully performed all of their obligations in accordance with the exclusive business cooperation agreements and the pledged equity interests have been fully transferred to the primary beneficiary or their respective designee in accordance with the exclusive option agreements and the loan agreements, the equity interest pledge agreements will continue to remain in effect.

Spousal Consent Letters

Under the spousal consent letters, each spouse of the married VIE Shareholders of the VIEs unconditionally and irrevocably agreed that the equity interest in the respective VIE held by and registered in the name of their spouse will be disposed of pursuant to the contractual arrangements. Each spouse agreed not to assert any rights over the equity interest in these VIEs held by their spouse. In addition, in the event that the spouses obtain any equity interest in these VIEs held by their spouse for any reason, they agree to be bound by the contractual arrangements.

Exclusive Business Cooperation Agreements

In order to ensure that the Company receives the economic benefits of the VIEs, the primary beneficiary has entered into exclusive business cooperation agreements with these VIEs under which the primary beneficiary has the exclusive right to provide or to designate any third party to provide, among other things, technical support, consulting services, intellectual property licenses and other services to these VIEs, and these VIEs agree to accept all services provided by the primary beneficiary or their respective designee. Without the primary beneficiary’s prior written consent, the VIEs are prohibited from directly or indirectly engaging any third party to provide the same or any similar services under these agreements or establishing similar cooperative relationships with any third party regarding the matters contemplated by these agreements. In addition, the primary beneficiary shall have exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of the exclusive business cooperation agreements.

The VIEs agree to pay a monthly fee to the primary beneficiary at an amount determined at the primary beneficiary’s sole discretion after taking into account factors including the complexity and difficulty of the services provided, the level of and time consumed by its employees or third-party service providers designated by the primary beneficiary providing the services, the content and value of services and licenses provided and the market price of the similar type of services or licenses.

The exclusive business cooperation agreements will remain effective unless terminated in accordance with their provisions or terminated in writing by the primary beneficiary. Unless otherwise required by applicable laws, these VIEs do not have any right to terminate the exclusive business cooperation agreements in any event.

Financial Support Confirmation Letters

In order to ensure that the VIEs have sufficient cash flow to fund their daily operations and/or to set off any losses incurred in such operations, the primary beneficiary has entered into financial support confirmation letters with each of these VIEs. Under the financial support confirmation letters, the primary beneficiary pledges to provide continuous financial support to these VIEs by itself or their respective designee and agreed to forego its right to seek repayment in the event these entities are unable to repay such financial support or the primary beneficiary becomes liable for the liabilities of these VIEs. These VIEs agree to accept such financial support and pledge to only use such support to develop their respective businesses. To the extent permitted by law, the financial support the primary beneficiary provides to these VIEs may take the form of loans, borrowings or guarantees.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the primary beneficiary and their respective VIEs, through the irrevocable power of attorney agreements, whereby the VIE Shareholders effectively assigned all of the voting rights underlying their equity interest in the respective VIEs to the primary beneficiary. Furthermore, pursuant to the loan agreements, exclusive option agreements and equity interest pledge agreements, the primary beneficiary obtained effective control over the respective VIEs, through the ability to exercise all the rights of the VIE Shareholders and therefore the power to govern the activities that most significantly impact the economic performance of the VIEs. The primary beneficiary demonstrates its ability and intention to continue to absorb substantially all the expected losses through the financial support confirmation letters. The primary beneficiary also demonstrates its ability to receive substantially all of the economic benefits of the VIEs through the exclusive business cooperation agreements. Thus, the Company consolidates these VIEs and their subsidiaries under ASC 810-10, Consolidation: Overall.

In the opinion of the Company’s management and external legal counsels, the ownership structure of its VIEs are generally in compliance with the local laws or regulations that are currently in effect, and each of the agreements among the primary beneficiary, the VIEs and/or the VIE Shareholders is valid, binding and enforceable, and do not and will not result in any violation of such laws or regulations that are currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future local laws and regulations. Accordingly, the Company cannot be assured that the local regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future local laws and regulations, the Company may be required to restructure its ownership structure and operations in certain countries to comply with the changing and new local laws and regulations. To the extent that changes and new local laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(ii)	Securitizations

The Company securitizes certain loans receivable through special purpose entities, deemed as VIEs. These VIEs were created and designed to transfer credit risk associated with the loans receivable through the issuance of borrowing. The Company has various forms of involvement with such VIEs, including servicing of loans held by these VIEs, ownership of minority shareholding interests in these VIEs and holding subordinated debt issued by these VIEs. The third-party investors in the securitization transactions have legal recourse only to the assets of the VIEs including the loans receivable backing the debt and do not have direct recourse to the Company.

The primary beneficiary also demonstrates that it retains economic interests in the VIEs in the form of subordinated interests, and the power to direct the activities that most significantly impact the VIEs’ economic performance as servicer.

(c)	VIE disclosures

Certain assets of the VIEs can only be used to settle the obligations of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. Creditors of the VIEs have no recourse to the general credit of the primary beneficiaries of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2022	2023
	$	$
ASSETS
Current assets
Cash and cash equivalents	79,922	63,187
Loans receivable, net	–	148,246
Amounts due from intercompanies(1)	153,070	241,740
Others	85,787	123,046
Total current assets	318,779	576,219

Non-current assets
Property and equipment, net	86,229	123,094
Long-term investments	14,500	1,475
Deferred tax assets	40,561	35,280
Others	18,059	27,174
Total non-current assets	159,349	187,023
Total assets	478,128	763,242

	As of December 31,
	2022	2023
	$	$

LIABILITIES
Current liabilities
Accrued expenses and other payables	110,526	128,917
Deferred revenue	192,243	169,059
Amounts due to intercompanies(1)	88,639	230,884
Others	12,658	15,864
Total current liabilities	404,066	544,724

Non-current liabilities
Deferred revenue	23,886	16,658
Amounts due to intercompanies(1)	83,958	61,165
Borrowings	–	119,323
Others	4,579	19,529
Total non-current liabilities	112,423	216,675
Total liabilities	516,489	761,399

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.

	Year ended December 31,
	2021	2022	2023
	$	$	$
Revenue
- Third-party customers	690,383	722,607	551,978
- Intercompanies	195,639	176,072	248,637
Net income	22,390	20,425	40,776

	Year ended December 31,
	2021	2022	2023
	$	$	$
Net cash generated from (used in) operating activities	61,875	22,449	(21,369)
Net cash used in investing activities	(14,847)	(89,160)	(189,617)
Net cash generated from financing activities	15,030	44,442	232,420